Risk management - United States - Other (Details) - United States - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Credit risk
Credit risk with customers	€ 77,190	€ 91,709	€ 90,727
Credit exposure, percentage of total loans	9.00%
Banco Santander Puerto Rico (BSPR)
Credit risk
Credit risk with customers	€ 2,944
Credit exposure, percentage of total loans	4.00%
Santander Investment Securities (SIS)
Credit risk
Credit risk with customers	€ 2,451
Credit exposure, percentage of total loans	3.00%
Banco Santander International
Credit risk
Credit risk with customers	€ 3,471
Credit exposure, percentage of total loans	4.00%